Incorporated herein by reference is the definitive version of the Dynamic U.S. Growth Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 23, 2011 (SEC Accession No. 0001104659-11-009268).